Segments - Summarized Combined Financial Information by Segment (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Revenue from owned hotels	$ 20.1	$ 14.4	$ 51.0	$ 41.4	$ 53.7	$ 51.1	$ 44.1
Fee charged to owned hotels	$ 39.4	$ 20.9	$ 92.4	$ 59.4	$ 76.8	$ 72.6	$ 63.7